Share Capital Authorized	12 Months Ended
Dec. 31, 2022
Disclosure of Share capital Authorized [Abstract]
Share Capital Authorized
NOTE 22. SHARE CAPITAL AUTHORIZED
The Company is authorized to issue an unlimited number of common shares. Share capital comprises only one class of ordinary shares. The ordinary shares carry a voting right and a right to a dividend.
Issued and Outstanding

	2022		2021

December 31,	Number of common shares	Common share capital	Number of common shares	Common share capital

Balance, January 1	89,678,845	$375,524	89,678,845	$375,524

Issued on Acquisition (Note 7)	34,013,055	213,942	-	-

Exercise of stock options	47,120	361	-	-

Closing balance	123,739,020	$589,827	89,678,845	$375,524
Enerflex acquired all issued and outstanding Exterran common stock in exchange for 1.021 Enerflex common shares. Enerflex issued 34,013,055 million Enerflex common shares with a fair value of $213.9 million, based on the October 12, 2022, closing share price of $6.29.
Total dividends declared in the year were $9.8 million, or $0.10 per share (December 31, 2021 – $7.6 million, or $0.085 per share).